OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other non-current assets
The components of other non-current assets are as follows:

(US$ Millions)	Dec. 31, 2018	Dec. 31, 2017
Securities - FVTPL	$239	$174
Derivative assets	13	48
Securities - FVTOCI	260	150
Restricted cash	161	153
Inventory	435	216
Other	748	157
Total other non-current assets	$1,856	$898